Deferred Offering Costs	12 Months Ended
Sep. 30, 2013
Deferred Offering Costs [Abstract]
Deferred Offering Costs
Note 4 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Offering and that were charged to shareholders’ equity on October 24, 2012.